Other Assets	6 Months Ended
Jun. 30, 2025
Other Assets [Abstract]
Other Assets

NOTE 7 – OTHER ASSETS

	June 30,	December 31,
(in thousands)	2025	2024

Restricted cash	$343	$317
Receivables on account of assets sold	-	206
Long Term Deposit	8	8
Long-term prepaid expenses	-	10
Right-of-Use assets, net	433	528
	$784	$1,069